Exhibit 99.1

EXHIBIT C

FORM OF MONTHLY REPORT TO NOTEHOLDERS

FIRST NATIONAL MASTER NOTE TRUST SERIES 2023-1

MONTH ENDING: October 31, 2023

The undersigned, a duly authorized representative of First National Bank of Omaha ("FNBO"), as Servicer pursuant to the Second Amended and Restated Transfer and Servicing Agreement, dated as of September 23, 2016 (the "Transfer and Servicing Agreement") among First National Funding LLC, as transferor ("Transferor"), Servicer and First National Master Note Trust, as issuer ("Issuer"), does hereby certify as follows:

(a)           The rights of the Issuer under the Transfer and Servicing Agreement have been assigned to U.S. Bank National Association as indenture trustee ("Indenture Trustee"), under the Second Amended and Restated Master Indenture, dated as of September 23, 2016, (the "Indenture"), by and between Issuer and Indenture Trustee, and acknowledged by Transferor and Servicer, as supplemented by the Series 2023-1 Indenture Supplement, dated as of April 27, 2023, by and between Issuer and Indenture Trustee, and acknowledged by Transferor and Servicer (the "Supplement"). Capitalized terms used in this report have their respective meanings set forth in the Supplement or Indenture, as applicable. References herein to certain sections and paragraphs are references to the respective sections and paragraphs of the Supplement. This report is delivered pursuant to Section 5.03(a) of the Supplement.

(b)	FNBO is the Servicer under the Transfer and Servicing Agreement.

(c)	The undersigned is a Servicing Officer.

(d)	With respect to this Certificate:

The Monthly Period is:	October 31, 2023
The Determination Date is:	November 8, 2023
The Record Date is:	October 31, 2023
The Transfer Date is:	November 14, 2023
The Distribution Date is:	November 15, 2023
The Controlled Accumulation Date is:	April 1, 2025
The Interest Period begins:	October 16, 2023
The Interest Period ends:	November 14, 2023
Number of days in Interest Period:	30

(e)	To the knowledge of the undersigned, there are no Liens on any Receivable in the Trust except as described below: None

(f)	To the knowledge of the undersigned, no Series 2023-1 Pay Out Event and no Trust Pay Out Event has occurred except as described below: None

(g)	As of the date hereof the Available Spread Account Amount equals the Required Spread Account Amount and if the Reserve Account Funding Date has occurred, the Available Reserve Account Amount equals the Required Reserve Account Amount.

A.	INFORMATION REGARDING THE PERFORMANCE OF THE RECEIVABLES

1.	Number of Accounts at Beginning of Monthly Period	1,429,173
	Number of Accounts at End of Monthly Period	1,432,187
	Average Account Balance at End of Monthly Period	$1,509.08

2.	Principal Receivables
	(a) Beginning of the Monthly Period	$2,159,862,346.67
	(b) End of the Monthly Period	$2,134,505,281.86
	(c) Average Principal Receivables at End of Monthly Period	$2,126,983,288.54

3.	Increase in Principal Receivables from Account Additions	-
	Increase in Finance Charge Receivables from Account Additions	-
	Increase in Total Receivables from Account Additions	-

4.	Decrease in Principal Receivables from Removed Accounts	-
	Decrease in Finance Charge Receivables from Removed Accounts	-
	Decrease in Total Receivables from Removed Accounts	-

5.	Delinquent Balances

Delinquency		Aggregate Account	Percentage of
Category		Balance	Total Receivables
(a)	30 to 59 days	$9,443,108.32	0.44%
(b)	60 to 89 days	$6,488,520.50	0.30%
(c)	90 to 119 days	$6,128,117.30	0.28%
(d)	120 to 149 days	$5,456,942.71	0.25%
(e)	150 or more days	$5,171,903.81	0.24%
	Total:	$32,688,592.64	1.51%

6.	Aggregate amount of Collections

	(a)	Total Collections	$603,444,350.63
	(b)	Total Principal Collections	$577,195,565.42
	(c)	Total Finance Charge Collections	$26,248,785.21
	(d)	Aggregate Allocation Percentages for Outstanding Series	50.46%
	(e)	Aggregate Allocation Percentages of Principal Collections	50.46%
	(f)	Aggregate Allocation Percentages of Finance Charge Collections	50.46%

7.	Aggregate amount of Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period		$6,084,268.33

8.	Servicer Interchange		$560,898.75

9.	The aggregate amount of Finance Charge Collections for the Receivables Trust for the Monthly Period

	(a)	Interchange	$10,474,588.63
	(b)	Recoveries	$1,782,907.20
	(c)	Finance Charges and Fees	$26,248,785.21
	(d)	Discount Receivables	$-
		Total	$38,506,281.04

10.	Aggregate Uncovered Dilution Amount for the Monthly Period		$-

11.	End of Monthly Period Trust Receivables		$2,161,291,039.80

B.	OUTSTANDING SECURITIES INFORMATION (TRUST LEVEL)

1.	Outstanding principal balance of all securities secured by pool assets (sum of all Series)
	(a)	At end of prior Distribution Date	$1,089,747,000.00
	(b)	Increase due to new securities issued	$-
	(c)	Decrease due to principal payments	$-
	(d)	Increases in variable securities	$-
	(e)	Decreases in variable securities	$-
	(f)	At end of Distribution Date	$1,089,747,000.00

C.	INFORMATION REGARDING THE SERIES 2023-1 NOTES

1.	Collateral Amount at the close of business on the prior Distribution Date		$448,719,000.00

	(a)	Reductions due to Investor Charge-Offs (including Uncovered Dilution Amounts) made on the related Distribution Date	$-
	(b)	Reimbursements to be made on the Distribution Date from Available Finance Charge Collections	$-
	(c)	Collateral Amount at the close of business on the Distribution Date	$448,719,000.00

2.	Note Principal Balance at the close of business on the prior Distribution Date

	(a)	Class A Note Principal Balance	$350,000,000.00
	(b)	Class B Note Principal Balance	$47,116,000.00
	(c)	Class C Note Principal Balance	$51,603,000.00
		Total Note Principal Balance	$448,719,000.00

3.	Series Allocation Percentages for the Monthly Period

	(a)	Principal Collections	20.78%
	(b)	Finance Charge Collections	20.78%
	(c)	Default Amounts	20.78%

4.	Investor Principal Collections processed during the Monthly Period and allocated to the Series		$119,914,409.05

5.	Excess Principal Collections available from other Group One Series allocated to the Series		$-

6.	Aggregate amounts treated as Available Principal Collections pursuant to Section 4.04(a)(v) and (vi)		$1,264,028.15

7.	Reallocated Principal Collections (up to the Monthly Principal Reallocation Amount) applied pursuant to Section 4.06		$-

8.	AVAILABLE PRINCIPAL COLLECTIONS (4+5+6-7)		$121,178,437.19

9.	Principal Accumulation Investment Earnings		$-

10.	Investor Finance Charge Collections (including Interchange and Recoveries) processed during the Monthly Period		$7,999,815.34

11.	Excess Finance Charge Collections from Group One allocated to the Series		$-

12.	Reserve Account withdrawals pursuant to Section 4.10(b) or (d)		$-

13.	Excess amounts from Spread Account to be treated as Available Finance Charge Collections pursuant to Section 4.11(g)		$-

14.	AVAILABLE FINANCE CHARGE COLLECTIONS (9+10+11+12+13)		$7,999,815.34

15.	Available Finance Charge Collections were allocated in the following priority:

	(a)	to Class A Noteholders,
		Class A Monthly Interest	$1,496,250.00
		Class A Interest Shortfall	$-
		Class A Default Amount	$-
		Class A Default Amount previously due but not distributed	$-
		Total	$1,496,250.00

	(b)	to Class B Noteholders,
		Class B Monthly Interest	$-
		Class B Interest Shortfall	$-
		Class B Default Amount	$-
		Class B Default Amount previously due but not distributed	$-
		Total	$-

	(c)	to Servicer, the Noteholder Servicing Fee (after adjustment for Servicer Interchange shortfall, if any)	$747,865.00

	(d)	to Class C Noteholders,
Class C Monthly Interest
		Class C Interest Shortfall	$-
		Class C Default Amount	$-
		Class C Default Amount previously due but not distributed	$-
		Total	$-

	(e)	Investor Default Amount and Uncovered Dilution Amount were included in Available Principal Collections	$1,264,028.15

	(f)	Investor Charge-Offs and Reallocated Principal Collections not previously reimbursed were included in Available Principal Collections	$-

	(g)	to Reserve Account, excess of Required Reserve Account Amount over the Available Reserve Account Amount	$-

	(h)	to Spread Account, excess of Required Spread Account Amount over Available Spread Account Amount	$-

	(i)	balance constitutes Excess Finance Charge Collections	$4,491,672.19

16.	Available Principal Charge Collections were allocated in the following priority:

	(a)	during Revolving Period, treated as Excess Principal Collections	$121,178,437.19

	(b)	with respect to Accumulation Period,
		(i) Monthly Principal deposited to Principal Accumulation Account	$-
		(ii) balance treated as Excess Principal Collections	$-

	(c)	with respect to Rapid Amortization Period,
		(i) Monthly Principal to Class A Noteholders up to Class A Note Principal Balance	$-
		(ii) Monthly Principal to Class B Noteholders up to Class B Note Principal Balance	$-
		(iii) Monthly Principal to Class C Noteholders up to Class C Note Principal Balance	$-
		(iv) balance treated as Excess Principal Collections	$-

17.	Excess funds were allocated in the following order of priority:

	(a)	Excess Finance Charge Collections,
		(i) to other Excess Allocation Series in Group One, for finance charge shortfalls	$-
		(ii) to the Successor Servicer, for any unpaid excess servicing fees
		For this Series	$-
		For other Series	$-
		(iii) the balance to Holder of Transferor Interest	$4,491,672.19

	(b)	Excess Principal Collections,
		(i) to other Excess Allocation Series in Group One, for principal shortfalls	$-
		(ii) applied as principal for variable funding Certificates or Notes in Group One	$-
		(iii) the balance to Holder of the Transferor Interest	$121,178,437.19

18.	Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period which were allocated to the Series

	(a)	Default Amount	$6,084,268.33
	(b)	Allocation Percentage (C.3.(c) above)	20.78%
	(c)	Total Investor Default Amount (axb)	$1,264,028.15

19.	Uncovered Dilution Amount allocated to the Series for the Monthly Period

	(a)	Dilutions not covered by Transferor	$-
	(b)	Allocation Percentage (C.3.(c) above)	20.78%
	(c)	Total Uncovered Dilution Amount (axb)	$-

20.	Investor Charge-Offs (including any Uncovered Dilution Amount not covered by the Transferor) for the Monthly Period		$-

21.	Ratings of the Class A Notes
	Moody's		Aaa
	Fitch		AAA

22.	Note Interest Rate for the Monthly Period
	(a)	Class A Note Interest Rate	5.13000%
	(b)	Class B Note Interest Rate	0.00000%
	(c)	Class C Note Interest Rate	0.00000%

23.	Ending Note Principal Balance on the Distribution Date, after taking into account distributions on the Notes:
	(a)	Class A Note Principal Balance	$350,000,000.00
	(b)	Class B Note Principal Balance	$47,116,000.00
	(c)	Class C Note Principal Balance	$51,603,000.00
	Total Note Principal Balance		$448,719,000.00

D.	QUARTERLY NET YIELD

	10/31/2023	9/30/2023	8/31/2023
	Monthly Period	Monthly Period	Monthly Period
Yield	20.99%	19.77%	19.89%
Less Investor Default Amt (18c)	3.32%	2.98%	3.11%
Less Uncovered Dilution Amt (19c)	0.00%	0.00%	0.00%
(a) Portfolio Yield	17.67%	16.78%	16.77%

Monthly Interest	3.93%	4.06%	3.93%
Plus Noteholder Servicing Fee	2.00%	2.00%	2.00%

(b) Base Rate	5.93%	6.06%	5.93%

(a)-(b) = Net Yield Percentage	11.75%	10.73%	10.85%

Quarterly Net Yield for the Distribution Date	11.11%

E.	INFORMATION REGARDING THE PRINCIPAL ACCUMULATION ACCOUNT

1.	Opening Principal Accumulation Account Balance on the Distribution Date		$-

2.	Controlled Deposit Amount to be deposited to the Principal Accumulation Account on the Distribution Date
	(a)	Controlled Accumulation Amount	$-
	(b)	Accumulation Shortfall	$-
	(c)	Controlled Deposit Amount (a+b)	$-

3.	Amounts withdrawn from the Principal Accumulation Account for distribution to Noteholders on the related Distribution Date
	(a)	Distribution in reduction of the Class A Notes	$-
	(b)	Distribution in reduction of the Class B Notes	$-
	(c)	Distribution in reduction of the Class C Notes	$-

4.	Principal Accumulation Account ending balance after deposit/withdrawal on the Distribution Date		$-

F.	INFORMATION REGARDING THE SPREAD ACCOUNT

1.	Opening Available Spread Account Amount on the Distribution Date	$-

2.	Aggregate amount required to be withdrawn pursuant to Section 4.11(c) for distribution to Class C Noteholders pursuant to Section 4.04(a)(iv)	$-

3.	Aggregate amount required to be withdrawn pursuant to Section 4.11(d) or Section 4.11(e) for distribution in reduction of the Class C Note Principal Balance	$-

4.	Spread Account Percentage for the Distribution Date	0.00%

5.	Closing Required Spread Account Amount for the Distribution Date	$-

6.	Amount on deposit in Spread Account after required withdrawals on the Distribution Date (1-(2+3))	$-

7.	Spread Account Deficiency, if any (5 minus 6)	$-

8.	Amounts deposited pursuant to Section 4.04(a)(viii) and Section 4.10(e)	$-

9.	Remaining Spread Account Deficiency, if any (7 minus 8)	$-

10.	Spread Account Surplus, if any (6 minus 5), included in Available Finance Charge Collections	$-

G.	INFORMATION REGARDING THE RESERVE ACCOUNT

1.	Reserve Account Funding Date	March 31, 2025

2.	Opening Available Reserve Account Amount on the Distribution Date	$-

3.	Aggregate amount required to be withdrawn pursuant to Section 4.10(d) for inclusion in Available Finance Charge Collections:
	(a) Covered Amount	$-
	(b) Principal Accumulation Investment Earnings	$-
	(c) Reserve Draw Amount (a MINUS b)	$-

4.	Required Reserve Account Amount	$-

5.	Reserve Account Surplus (4-(2-3))	$-

H.	INFORMATION REGARDING ACCUMULATION PERIOD

1.	Accumulation Period Length (months)	-

2.	Controlled Accumulation Amount (as recalculated, if Accumulation Period Length is shortened pursuant to Section 4.13)	$-

IN WITNESS THEREOF, the undersigned has duly executed and delivered this Certificate the 8th day of November 2023.

FIRST NATIONAL BANK OF OMAHA,
Servicer

By:
Name: Lori L. Niemeyer
Title: Director-Structured Finance

EXHIBIT C

FORM OF MONTHLY REPORT TO NOTEHOLDERS

FIRST NATIONAL MASTER NOTE TRUST SERIES 2023-2

MONTH ENDING: October 31, 2023

The undersigned, a duly authorized representative of First National Bank of Omaha ("FNBO"), as Servicer pursuant to the Second Amended and Restated Transfer and Servicing Agreement, dated as of September 23, 2016 (the "Transfer and Servicing Agreement") among First National Funding LLC, as transferor ("Transferor"), Servicer and First National Master Note Trust, as issuer ("Issuer"), does hereby certify as follows:

(a)           The rights of the Issuer under the Transfer and Servicing Agreement have been assigned to U.S. Bank National Association as indenture trustee ("Indenture Trustee"), under the Second Amended and Restated Master Indenture, dated as of September 23, 2016, (the "Indenture"), by and between Issuer and Indenture Trustee, and acknowledged by Transferor and Servicer, as supplemented by the Series 2023-2 Indenture Supplement, dated as of September 22, 2023, by and between Issuer and Indenture Trustee, and acknowledged by Transferor and Servicer (the "Supplement"). Capitalized terms used in this report have their respective meanings set forth in the Supplement or Indenture, as applicable. References herein to certain sections and paragraphs are references to the respective sections and paragraphs of the Supplement. This report is delivered pursuant to Section 5.03(a) of the Supplement.

(b)	FNBO is the Servicer under the Transfer and Servicing Agreement.

(c)	The undersigned is a Servicing Officer.

(d)	With respect to this Certificate:

The Monthly Period is:	October 31, 2023
The Determination Date is:	November 8, 2023
The Record Date is:	October 31, 2023
The Transfer Date is:	November 14, 2023
The Distribution Date is:	November 15, 2023
The Controlled Accumulation Date is:	September 1, 2025
The Interest Period begins:	September 22, 2023
The Interest Period ends:	November 14, 2023
Number of days in Interest Period:	53

(e)	To the knowledge of the undersigned, there are no Liens on any Receivable in the Trust except as described below: None

(f)	To the knowledge of the undersigned, no Series 2023-2 Pay Out Event and no Trust Pay Out Event has occurred except as described below: None

(g)	As of the date hereof the Available Spread Account Amount equals the Required Spread Account Amount and if the Reserve Account Funding Date has occurred, the Available Reserve Account Amount equals the Required Reserve Account Amount.

A.	INFORMATION REGARDING THE PERFORMANCE OF THE RECEIVABLES

1.	Number of Accounts at Beginning of Monthly Period	1,429,173
	Number of Accounts at End of Monthly Period	1,432,187
	Average Account Balance at End of Monthly Period	$1,509.08

2.	Principal Receivables
	(a) Beginning of the Monthly Period	$2,159,291,896.11
	(b) End of the Monthly Period	$2,134,505,281.86
	(c) Average Principal Receivables at End of Monthly Period	$2,134,976,474.33

3.	Increase in Principal Receivables from Account Additions	-
	Increase in Finance Charge Receivables from Account Additions	-
	Increase in Total Receivables from Account Additions	-

4.	Decrease in Principal Receivables from Removed Accounts	-
	Decrease in Finance Charge Receivables from Removed Accounts	-
	Decrease in Total Receivables from Removed Accounts	-

5.	Delinquent Balances

Delinquency		Aggregate Account	Percentage of
Category		Balance	Total Receivables
(a)	30 to 59 days	$9,443,108.32	0.44%
(b)	60 to 89 days	$6,488,520.50	0.30%
(c)	90 to 119 days	$6,128,117.30	0.28%
(d)	120 to 149 days	$5,456,942.71	0.25%
(e)	150 or more days	$5,171,903.81	0.24%
	Total:	$32,688,592.64	1.51%

6.	Aggregate amount of Collections

	(a)	Total Collections	$750,288,166.15
	(b)	Total Principal Collections	$718,087,613.75
	(c)	Total Finance Charge Collections	$32,200,552.40
	(d)	Aggregate Allocation Percentages for Outstanding Series	50.46%
	(e)	Aggregate Allocation Percentages of Principal Collections	50.46%
	(f)	Aggregate Allocation Percentages of Finance Charge Collections	50.46%

7.	Aggregate amount of Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period		$10,019,513.08

8.	Servicer Interchange		$1,068,380.00

9.	The aggregate amount of Finance Charge Collections for the Receivables Trust for the Monthly Period

	(a)	Interchange	$13,086,650.40
	(b)	Recoveries	$2,343,797.61
	(c)	Finance Charges and Fees	$32,200,552.40
	(d)	Discount Receivables	$-
		Total	$47,631,000.41

10.	Aggregate Uncovered Dilution Amount for the Monthly Period		$-

11.	End of Monthly Period Trust Receivables		$2,161,291,039.80

B.	OUTSTANDING SECURITIES INFORMATION (TRUST LEVEL)

1.	Outstanding principal balance of all securities secured by pool assets (sum of all Series)
	(a)	At end of prior Distribution Date	$1,089,747,000.00
	(b)	Increase due to new securities issued	$-
	(c)	Decrease due to principal payments	$-
	(d)	Increases in variable securities	$-
	(e)	Decreases in variable securities	$-
	(f)	At end of Distribution Date	$1,089,747,000.00

C.	INFORMATION REGARDING THE SERIES 2023-2 NOTES

1.	Collateral Amount at the close of business on the prior Distribution Date		$641,028,000.00

	(a)	Reductions due to Investor Charge-Offs (including Uncovered Dilution Amounts) made on the related Distribution Date	$-
	(b)	Reimbursements to be made on the Distribution Date from Available Finance Charge Collections	$-
	(c)	Collateral Amount at the close of business on the Distribution Date	$641,028,000.00

2.	Note Principal Balance at the close of business on the prior Distribution Date

	(a)	Class A Note Principal Balance	$500,000,000.00
	(b)	Class B Note Principal Balance	$67,309,000.00
	(c)	Class C Note Principal Balance	$73,719,000.00
		Total Note Principal Balance	$641,028,000.00

3.	Series Allocation Percentages for the Monthly Period

	(a)	Principal Collections	29.69%
	(b)	Finance Charge Collections	29.69%
	(c)	Default Amounts	29.69%

4.	Investor Principal Collections processed during the Monthly Period and allocated to the Series		$213,178,342.26

5.	Excess Principal Collections available from other Group One Series allocated to the Series		$-

6.	Aggregate amounts treated as Available Principal Collections pursuant to Section 4.04(a)(v) and (vi)		$2,974,488.28

7.	Reallocated Principal Collections (up to the Monthly Principal Reallocation Amount) applied pursuant to Section 4.06		$-

8.	AVAILABLE PRINCIPAL COLLECTIONS (4+5+6-7)			$216,152,830.54

9.	Principal Accumulation Investment Earnings			$-

10.	Investor Finance Charge Collections (including Interchange and Recoveries) processed during the Monthly Period			$14,140,193.36

11.	Excess Finance Charge Collections from Group One allocated to the Series			$-

12.	Reserve Account withdrawals pursuant to Section 4.10(b) or (d)			$-

13.	Excess amounts from Spread Account to be treated as Available Finance Charge Collections pursuant to Section 4.11(g)			$-

14.	AVAILABLE FINANCE CHARGE COLLECTIONS (9+10+11+12+13)			$14,140,193.36

15.	Available Finance Charge Collections were allocated in the following priority:

	(a)	to Class A Noteholders,
		Class A Monthly Interest		$4,247,361.11
		Class A Interest Shortfall		$-
		Class A Default Amount		$-
		Class A Default Amount previously due but not distributed		$-
		Total		$4,247,361.11

	(b)	to Class B Noteholders,
		Class B Monthly Interest		$-
		Class B Interest Shortfall		$-
		Class B Default Amount		$-
		Class B Default Amount previously due but not distributed		$-
		Total		$-

	(c)	to Servicer, the Noteholder Servicing Fee (after adjustment for Servicer Interchange shortfall, if any)		$1,424,507.00

	(d)	to Class C Noteholders,
Class C Monthly Interest
		Class C Interest Shortfall		$-
		Class C Default Amount		$-
		Class C Default Amount previously due but not distributed		$-
		Total		$-

	(e)	Investor Default Amount and Uncovered Dilution Amount were included in Available Principal Collections		$2,974,488.28

	(f)	Investor Charge-Offs and Reallocated Principal Collections not previously reimbursed were included in Available Principal Collections		$-

	(g)	to Reserve Account, excess of Required Reserve Account Amount over the Available Reserve Account Amount		$-

	(h)	to Spread Account, excess of Required Spread Account Amount over Available Spread Account Amount		$-

	(i)	balance constitutes Excess Finance Charge Collections		$5,493,836.97

16.	Available Principal Charge Collections were allocated in the following priority:

	(a)	during Revolving Period, treated as Excess Principal Collections		$216,152,830.54

	(b)	with respect to Accumulation Period,
		(i)	Monthly Principal deposited to Principal Accumulation Account	$-
		(ii)	balance treated as Excess Principal Collections	$-

	(c)	with respect to Rapid Amortization Period,
		(i)	Monthly Principal to Class A Noteholders up to Class A Note Principal Balance	$-
		(ii)	Monthly Principal to Class B Noteholders up to Class B Note Principal Balance	$-
		(iii)	Monthly Principal to Class C Noteholders up to Class C Note Principal Balance	$-
		(Iv)	balance treated as Excess Principal Collections	$-

17.	Excess funds were allocated in the following order of priority:

	(a)	Excess Finance Charge Collections,
		(i) to other Excess Allocation Series in Group One, for finance charge shortfalls	$-
		(ii) to the Successor Servicer, for any unpaid excess servicing fees
		For this Series	$-
		For other Series	$-
		(iii) the balance to Holder of Transferor Interest	$5,493,836.97

	(b)	Excess Principal Collections,
		(i) to other Excess Allocation Series in Group One, for principal shortfalls	$-
		(ii) applied as principal for variable funding Certificates or Notes in Group One	$-
		(iii) the balance to Holder of the Transferor Interest	$216,152,830.54

18.	Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period which were allocated to the Series

	(a)	Default Amount	$10,019,513.08
	(b)	Allocation Percentage (C.3.(c) above)	29.69%
	(c)	Total Investor Default Amount (axb)	$2,974,488.28

19.	Uncovered Dilution Amount allocated to the Series for the Monthly Period

	(a)	Dilutions not covered by Transferor	$-
	(b)	Allocation Percentage (C.3.(c) above)	29.69%
	(c)	Total Uncovered Dilution Amount (axb)	$-

20.	Investor Charge-Offs (including any Uncovered Dilution Amount not covered by the Transferor) for the Monthly Period		$-

21.	Ratings of the Class A Notes
	Moody's		Aaa
	Fitch		AAA

22.	Note Interest Rate for the Monthly Period
	(a)	Class A Note Interest Rate	5.77000%
	(b)	Class B Note Interest Rate	0.00000%
	(c)	Class C Note Interest Rate	0.00000%

23.	Ending Note Principal Balance on the Distribution Date, after taking into account distributions on the Notes:
	(a)	Class A Note Principal Balance	$500,000,000.00
	(b)	Class B Note Principal Balance	$67,309,000.00
	(c)	Class C Note Principal Balance	$73,719,000.00
	Total Note Principal Balance		$641,028,000.00

D.	QUARTERLY NET YIELD

	10/31/2023	9/30/2023	8/31/2023
	Monthly Period	Monthly Period	Monthly Period
Yield	20.13%	0.00%	0.00%
Less Investor Default Amt (18c)	4.23%	0.00%	0.00%
Less Uncovered Dilution Amt (19c)	0.00%	0.00%	0.00%
(a) Portfolio Yield	15.89%	0.00%	0.00%

Monthly Interest	6.05%	0.00%	0.00%
Plus Noteholder Servicing Fee	2.00%	0.00%	0.00%

(b) Base Rate	8.05%	0.00%	0.00%

(a)-(b) = Net Yield Percentage	7.85%	10.18%	10.85%

Quarterly Net Yield for the Distribution Date	9.63%

E.	INFORMATION REGARDING THE PRINCIPAL ACCUMULATION ACCOUNT

1.	Opening Principal Accumulation Account Balance on the Distribution Date		$-

2.	Controlled Deposit Amount to be deposited to the Principal Accumulation Account on the Distribution Date
	(a)	Controlled Accumulation Amount	$-
	(b)	Accumulation Shortfall	$-
	(c)	Controlled Deposit Amount (a+b)	$-

3.	Amounts withdrawn from the Principal Accumulation Account for distribution to Noteholders on the related Distribution Date
	(a)	Distribution in reduction of the Class A Notes	$-
	(b)	Distribution in reduction of the Class B Notes	$-
	(c)	Distribution in reduction of the Class C Notes	$-

4.	Principal Accumulation Account ending balance after deposit/withdrawal on the Distribution Date		$-

F.	INFORMATION REGARDING THE SPREAD ACCOUNT

1.	Opening Available Spread Account Amount on the Distribution Date	$-

2.	Aggregate amount required to be withdrawn pursuant to Section 4.11(c) for distribution to Class C Noteholders pursuant to Section 4.04(a)(iv)	$-

3.	Aggregate amount required to be withdrawn pursuant to Section 4.11(d) or Section 4.11(e) for distribution in reduction of the Class C Note Principal Balance	$-

4.	Spread Account Percentage for the Distribution Date	0.00%

5.	Closing Required Spread Account Amount for the Distribution Date	$-

6.	Amount on deposit in Spread Account after required withdrawals on the Distribution Date (1-(2+3))	$-

7.	Spread Account Deficiency, if any (5 minus 6)	$-

8.	Amounts deposited pursuant to Section 4.04(a)(viii) and Section 4.10(e)	$-

9.	Remaining Spread Account Deficiency, if any (7 minus 8)	$-

10.	Spread Account Surplus, if any (6 minus 5), included in Available Finance Charge Collections	$-

G.	INFORMATION REGARDING THE RESERVE ACCOUNT

1.	Reserve Account Funding Date	August 31, 2025

2.	Opening Available Reserve Account Amount on the Distribution Date	$-

3.	Aggregate amount required to be withdrawn pursuant to Section 4.10(d) for inclusion in Available Finance Charge Collections:
	(a) Covered Amount	$-
	(b) Principal Accumulation Investment Earnings	$-
	(c) Reserve Draw Amount (a MINUS b)	$-

4.	Required Reserve Account Amount	$-

5.	Reserve Account Surplus (4-(2-3))	$-

H.	INFORMATION REGARDING ACCUMULATION PERIOD

1.	Accumulation Period Length (months)	-

2.	Controlled Accumulation Amount (as recalculated, if Accumulation Period Length is shortened pursuant to Section 4.13)	$-

IN WITNESS THEREOF, the undersigned has duly executed and delivered this Certificate the 8th day of November 2023.

FIRST NATIONAL BANK OF OMAHA,
Servicer

By:
Name: Lori L. Niemeyer
Title: Director-Structured Finance